INCENTIVE PLANS - Profit Sharing Plan (Details) (2010 Key Employee Profit Sharing Plan (KEPSP), Identified staff in the European Union (EU))	12 Months Ended
Dec. 31, 2014
2010 Key Employee Profit Sharing Plan (KEPSP) | Identified staff in the European Union (EU)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage of holdback payment required to be paid in common stock	50.00%
Period of sale or transfer restriction on stock payment	6 months